ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                       SUPPLEMENT DATED OCTOBER 27, 2008,
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
              DATED MAY 1, 2008, AS SUPPLEMENTED SEPTEMBER 15, 2008

   THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND
     STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE
              PROSPECTUS AND SAI AND RETAINED FOR FUTURE REFERENCE.

PROSPECTUS

--------------------------------------------------------------------------------
   AT A MEETING HELD OCTOBER 21-22, 2008, THE BOARD OF TRUSTEES APPROVED A TEMPORARY VOLUNTARY REDUCTION IN THE MANAGEMENT FEE FOR ALL THREE FUNDS. THE REDUCTION WILL BE EFFECTIVE FROM NOVEMBER 1, 2008, THROUGH APRIL 30, 2010. AT THE SAME MEETING THE BOARD OF TRUSTEES ALSO APPROVED THE RENEWAL OF THE AMENDED EXPENSE LIMITATION AGREEMENT DATED MAY 1, 2007, BETWEEN THE MANAGER AND THE FUNDS THROUGH APRIL 30, 2010.

Under the terms of the investment management agreement between the Manager and the Variable Insurance Products Fund of Funds Trust dated December 2, 2004, the management fee for each of the Funds is 0.20% of average daily net assets. As a result of the reduction in the management fee and the renewal of the existing expense limitation agreement, the Annual Operating Expenses table and related footnotes on page 7 is revised to read as follows:

                                                                         AZL FUSION         AZL FUSION        AZL FUSION
                                                                       BALANCED FUND       MODERATE FUND      GROWTH FUND

-------------------------------------------------------------------- ------------------- ------------------ ----------------
-------------------------------------------------------------------- ------------------- ------------------ ----------------
Fund Management Fees(1)                                                    0.20%               0.20%             0.20%
-------------------------------------------------------------------- ------------------- ------------------ ----------------
-------------------------------------------------------------------- ------------------- ------------------ ----------------
Fund Distribution and Service (12b-1) Fees                                 0.00%               0.00%             0.00%
-------------------------------------------------------------------- ------------------- ------------------ ----------------
-------------------------------------------------------------------- ------------------- ------------------ ----------------
Other Expenses((2))                                                        0.06%               0.05%             0.05%
-------------------------------------------------------------------- ------------------- ------------------ ----------------
-------------------------------------------------------------------- ------------------- ------------------ ----------------
Acquired Fund Fees and Expenses((3))                                       1.01%               1.07%             1.14%
                                                                           -----               -----             -----
-------------------------------------------------------------------- ------------------- ------------------ ----------------
-------------------------------------------------------------------- ------------------- ------------------ ----------------
Total Fund Operating Expenses                                              1.27%               1.32%             1.39%
-------------------------------------------------------------------- ------------------- ------------------ ----------------
-------------------------------------------------------------------- ------------------- ------------------ ----------------
Waiver Amount((4))                                                         0.00%               0.00%             0.00%
                                                                           -----               -----             -----
-------------------------------------------------------------------- ------------------- ------------------ ----------------
-------------------------------------------------------------------- ------------------- ------------------ ----------------
Total Annual Operating Expenses After Expense

Reimbursements(1),(4),((5))                                                1.27%               1.32%             1.39%
-------------------------------------------------------------------- ------------------- ------------------ ----------------


(1) Effective November 1, 2008, the Manager and the Funds entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.

(2) Other Expenses have been restated to reflect current expenses.

(3) Acquired Fund Fees and Expenses are incurred indirectly by the Funds through the valuation of the Funds' investment in the Permitted Underlying Funds and unregistered investment pools. Accordingly, Acquired Fees and Expenses affect the Funds' total returns. Because these fees and expenses are not included in the Funds' Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(4) The Manager and the Funds have entered into a written contract limiting operating expenses to 0.30% through April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to independent trustees but do not include Acquired Fund Fees and Expenses. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

(5) In addition to the expenses in the above table, the investment advisers to the Permitted Underlying Funds and unaffiliated mutual funds, or their affiliates, may pay the insurance companies offering the Contracts through which the Fund shares are sold a service fee for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.

                                Page 1 of 2                        FOF-002-0508

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
   EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008, COLUMBIA MANAGEMENT ADVISORS, LLC WILL REPLACE NEUBERGER BERMAN MANAGEMENT INC. AS THE SUBADVISER TO THE AZL(R) NEUBERGER BERMAN REGENCY FUND. IN ADDITION, THE FOLLOWING NAME CHANGE, APPLICABLE TO PAGE 10 OF THE PROSPECTUS AND PAGE 4 OF THE SAI, WILL BE EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008.

    NAME EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008            PREVIOUS NAME
    --------------------------------------------            -------------
    AZL(R) Columbia Mid Cap Value Fund                  AZL(R) Neuberger Berman
                                                        Regency Fund


                                Page 2 of 2                        FOF-002-0508